Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating expenses:
Research and development	$ (38,212)	$ (32,131)	$ (72,175)	$ (62,862)
General and administrative	(8,269)	(7,237)	(16,256)	(15,975)
Loss on disposal of leasehold improvements	0	0	0	(672)
Total operating expenses, net	(46,481)	(37,723)	(88,265)	(77,595)
Other (expense) income:
Other expense, net	(1,331)	(1,849)	(471)	(1,011)
Interest income	89	42	117	85
Interest expense	(1,810)	0	(3,599)	0
Total other (expense) income, net	(3,052)	(1,807)	(3,953)	(926)
Net loss before income tax	(49,533)	(39,530)	(92,218)	(78,521)
Income tax benefit	7,474	6,357	13,098	12,081
Net loss attributable to ordinary shareholders	(42,059)	(33,173)	(79,120)	(66,440)
Other comprehensive (loss) income:
Foreign currency exchange translation adjustment	(17,485)	1,542	(24,941)	2,815
Total comprehensive loss	$ (59,544)	$ (31,631)	$ (104,061)	$ (63,625)
Basic net loss per ordinary share (in usd per share)	$ (0.46)	$ (0.47)	$ (0.87)	$ (1.00)
Diluted net loss per ordinary share (in usd per share)	$ (0.46)	$ (0.47)	$ (0.87)	$ (1.00)
Weighted-average basic ordinary shares (in shares)	90,931,964	70,832,077	90,923,119	66,663,003
Weighted-average diluted ordinary shares (in shares)	90,931,964	70,832,077	90,923,119	66,663,003
Grant income
Revenues	$ 0	$ 138	$ 166	$ 407
License revenue
Revenues	$ 0	$ 1,507	$ 0	$ 1,507